Employee Benefits - Disclosure of Permanent Employees and Aggregate Earnings of Employees (Details) R in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R) numberOfEmployees	Jun. 30, 2023 ZAR (R) numberOfEmployees
Employee benefits [line items]
Total number of permanent employees | numberOfEmployees	34,715	34,913
Salaries and wages and other benefits (excluding share-based payments) | R	R 17,006	R 15,988
Retirement benefit costs | R	1,226	1,146
Medical aid contributions | R	403	382
Total aggregated earnings | R	R 18,635	R 17,516
South African operations
Employee benefits [line items]
Total number of permanent employees | numberOfEmployees	33,123	33,341
International operations
Employee benefits [line items]
Total number of permanent employees | numberOfEmployees	1,592	1,572
Wafi-Golpu Joint Operation
Employee benefits [line items]
Total number of permanent employees | numberOfEmployees	31	31